Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions
23.	PROVISIONS

Claims from vendors
HK$
At January 1, 2021 and December 31, 2021	—
Additions from acquisition of subsidiaries (Note 34)	32,131,266
Settled during the year	(739,547)
Exchange alignment	414,124

At December 31, 2022	31,805,843

The amount represents the best estimate of the Group’s liability on the claims from vendors having taken the view of legal advice.